MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated June 6, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the information found in the first two sentences on pages 5, 13, 21, and 29, for the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund, respectively, under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expected to have retired around the year 2010 and to have stopped making new investments in the Fund. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expected to have retired around the year 2015 and to have stopped making new investments in the Fund. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2020 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2025 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2030 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2035 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and

MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2040 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2045 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2050 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2055 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual),

Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces the information found in the first two sentences on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2060 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found on pages 6, 7,14, 15, 22, 23, 30, 31, 38, 39,45, 46, 54, 61, 62, 70, 77, 78, 86, 94, 102, 110, 117, 118, and 126 , for the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, MassMutual RetireSMARTSM Growth Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, MassMutual RetireSMARTSM 2055 Fund, and MassMutual RetireSMARTSM 2060 Fund, respectively, under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Effective immediately, the following information replaces similar information found on page 135 in the section titled Additional Information Regarding Principal Risks:

•	Bank Loans Risk

Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities, although bank loans are typically (though not always) senior and secured, while below investment grade debt securities or investments are often subordinated and unsecured. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. In addition, some loans may be unsecured. Unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. In some cases, the Fund may rely on a third party to administer its interest in a loan, and so is subject to the risk that the third party will be unwilling or unable to perform its obligations. The Fund may invest in a loan by purchasing an indirect interest in the loan held by a third party. In that case, the Fund will be subject to both the credit risk of the borrower and of the third party, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-16-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSCNSRV-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMOD-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMODGR-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSGR-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors already in retirement. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSINRET-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expected to have retired around the year 2010 and to have stopped making new investments in the Fund. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2010-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expected to have retired around the year 2015 and to have stopped making new investments in the Fund. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2015-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2020 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2020-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2025 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2025-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2030 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2030-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2035 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2035-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2040 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2040-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2045 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2045-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2050 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2050-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2055 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2055-16-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2060 Fund

Supplement dated June 6, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information replaces the information found in the first two sentences under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year 2060 and likely to stop making new investments in the Fund at or around that time. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Advisers), Babson Funds (which are advised by Babson Capital Management LLC (“Babson Capital”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds.

Effective immediately, the following information replaces similar information found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2060-16-02